Non-current financial assets - Schedule of Changes in Non-current Financial Assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets
Non-current financial assets at beginning of period	€ 299
Non-current financial assets at end of period	308	€ 299
Security deposits paid | Financial assets at amortised cost, class
Disclosure of financial assets
Non-current financial assets at beginning of period	299
Additions	11	16
Decreases	(2)	(8)
Transfer	0	0
Currency translation adjustments	0	(1)
Non-current financial assets at end of period	€ 308	€ 299